Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	10
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:	$1,199,066,043.18

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%	April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%	April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%	April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%	November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%	June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%	June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%	July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$148,593,042.32	0.7988873	$135,416,449.56	0.7280454	$13,176,592.76
Class A-2-B Notes	$183,744,084.59	0.7988873	$167,450,448.38	0.7280454	$16,293,636.21
Class A-3 Notes	$388,000,000.00	1.0000000	$388,000,000.00	1.0000000	$-
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$853,407,126.91	0.7299880	$823,936,897.94	0.7047798	$29,470,228.97

Weighted Avg. Coupon (WAC)	3.15%		3.14%
Weighted Avg. Remaining Maturity (WARM)	50.46		49.53
Pool Receivables Balance	$920,354,237.12		$889,867,484.94
Remaining Number of Receivables	55,232		54,453

Adjusted Pool Balance	$894,175,372.38		$864,705,143.41

III. COLLECTIONS

Principal:
Principal Collections	$29,183,535.12
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$698,558.24
Total Principal Collections	$29,882,093.36

Interest:
Interest Collections	$2,453,525.61
Late Fees & Other Charges	$58,644.61
Interest on Repurchase Principal
Total Interest Collections	$2,512,170.22

Collection Account Interest	$5,834.49
Reserve Account Interest	$647.24
Servicer Advances	$-

Total Collections	$32,400,745.31

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	10
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$32,400,745.31
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$32,400,745.31

	Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due 1.00%	$766,961.86	$-	$766,961.86	$766,961.86
Collection Account Interest				$5,834.49
Late Fees & Other Charges				$58,644.61
Total due to Servicer				$831,440.96

2. Class A Noteholders Interest:
Class A-1 Notes	$-		$-
Class A-2-A Notes	$85,441.00		$85,441.00
Class A-2-B Notes	$105,428.27		$105,428.27
Class A-3 Notes	$362,133.33		$362,133.33
Class A-4 Notes	$93,141.33		$93,141.33

Total Class A interest:	$646,143.93		$646,143.93	$646,143.93

3. First Priority Principal Distribution:	$-		$-	$-

4. Class B Noteholders Interest:	$36,146.50		$36,146.50	$36,146.50

5. Second Priority Principal Distribution:	$-		$-	$-

6. Class C Noteholders Interest:	$68,942.50		$68,942.50	$68,942.50

Available Funds Remaining:				$30,818,071.42

7. Regular Principal Distribution Amount:				$29,470,228.97

	Distributable Amount		Paid Amount
Class A-1 Notes			$-
Class A-2-A Notes			$13,176,592.76
Class A-2-B Notes			$16,293,636.21
Class A-3 Notes			$-
Class A-4 Notes			$-
Class A Notes Total:	$29,470,228.97		$29,470,228.97
Class B Notes Total:	$-		$-
Class C Notes Total:	$-		$-
Total Noteholders Principal	$29,470,228.97		$29,470,228.97

8. Required Deposit to Reserve Account				0.00

9. Trustee Expenses				0.00

10. Remaining Available Collections Released to Certificateholder				1,347,842.45

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$26,178,864.74
Beginning Period Amount	$26,178,864.74
Current Period Amortization	$1,016,523.21
Ending Period Required Amount	$25,162,341.53
Ending Period Amount	$25,162,341.53
Next Distribution Date Required Amount	$24,165,755.00

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	10
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	4.56%	4.71%	4.71%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.75%	53,775	98.42%	$875,811,115.56
30 - 60 Days	0.93%	508	1.17%	$10,403,838.53
61 - 90 Days	0.24%	131	0.31%	$2,798,830.08
91-120 Days	0.07%	38	0.09%	$824,481.20
121 + Days	0.00%	1	0.00%	$29,219.57
Total		54,453		$889,867,484.94

Delinquent Receivables 30+ Days Past Due
Current Period	1.25%	678	1.58%	$14,056,369.38
1st Preceding Collection Period	1.25%	689	1.57%	$14,431,155.13
2nd Preceding Collection Period	1.10%	616	1.37%	$13,012,560.25
3rd Preceding Collection Period	1.03%	585	1.27%	$12,504,487.75
Four-Month Average	1.16%		1.45%

Repossession in Current Period		54		$1,152,545.29
Repossession Inventory		105		$828,688.76

Current Charge-Offs
Gross Principal of Charge-Offs				$1,303,217.06
Recoveries				$(698,558.24)
Net Loss				$604,658.82

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.79%

Average Pool Balance for Current Period				$905,110,861.03

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.80%
1st Preceding Collection Period				0.60%
2nd Preceding Collection Period				1.34%
3rd Preceding Collection Period				0.83%
Four-Month Average				0.89%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		75	667	$11,277,687.22
Recoveries		78	480	$(4,550,187.58)
Net Loss				$6,727,499.64
Cumulative Net Loss as a % of Initial Pool Balance				0.54%

Net Loss for Receivables that have experienced a Net Loss *		56	560	$6,730,405.16
Average Net Loss for Receivables that have experienced a Net Loss				$12,018.58

Principal Balance of Extensions				$3,972,719.93
Number of Extensions				177

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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